ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Communication Services - 4.4%
Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A	39,109	$13,271,639

Consumer Discretionary - 2.4%
Broadline Retail - 2.4%
Amazon.com, Inc. (a)	28,195	7,324,215

Energy - 12.2%
Coal & Consumable Fuels - 2.3%
Cameco Corp.	70,771	6,989,344

Oil & Gas Exploration & Production - 3.2%
EOG Resources, Inc.	68,276	9,897,289

Oil & Gas Refining & Marketing - 6.7%
Marathon Petroleum Corp.	54,147	20,214,158
Total Energy		37,100,791

Financials - 3.8%
Asset Management & Custody Banks - 3.8%
Blackstone, Inc.	79,780	11,427,687

Health Care - 10.0%
Biotechnology - 7.1%
Ascendis Pharma AS (a)	40,012	10,524,757
Biohaven Ltd. (a)	157,204	2,400,505
Regeneron Pharmaceuticals, Inc.	10,901	8,710,771
		21,636,033
Pharmaceuticals - 2.9%
Eli Lilly & Co.	7,442	8,608,385
Total Health Care		30,244,418

Industrials - 20.1%
Aerospace & Defense - 7.5%
AeroVironment, Inc. (a)	52,748	7,825,166
Boeing Co. (a)	51,020	10,600,936
BWX Technologies, Inc.	28,529	4,344,681
		22,770,783
Construction & Engineering - 2.9%
Quanta Services, Inc.	14,444	8,768,808

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 6.5%
Eaton Corp. PLC	16,964	$6,817,492
Regal Rexnord Corp.	35,142	5,568,250
Vertiv Holdings Co. - Class A	27,842	7,203,282
		19,589,024
Heavy Electrical Equipment - 3.2%
GE Vernova, Inc.	10,967	9,854,179
Total Industrials		60,982,794

Information Technology - 27.6% (b)
Electronic Components - 2.3%
Amphenol Corp. - Class A	42,969	6,812,735

Electronic Equipment & Instruments - 2.9%
Ralliant Corp.	140,634	8,681,337

Semiconductor Materials & Equipment - 4.3%
Lam Research Corp.	43,436	13,095,520

Semiconductors - 8.5%
Micron Technology, Inc.	12,943	12,408,842
NVIDIA Corp.	60,730	13,407,970
		25,816,812
Systems Software - 3.6%
Microsoft Corp.	21,572	10,943,260

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	21,071	6,676,346
Western Digital Corp.	25,591	11,530,025
		18,206,371
Total Information Technology		83,556,035

Materials - 11.4%
Copper - 4.2%
Freeport-McMoRan, Inc.	167,399	12,678,800

Diversified Metals & Mining - 2.6%
MP Materials Corp. (a)	145,500	7,966,125

Gold Mining - 4.6%
Newmont Corp.	110,615	13,944,127
Total Materials		34,589,052

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares		Value
Utilities - 2.6%
Independent Power Producers & Energy Traders - 2.6%
Vistra Corp.	57,025		$7,833,524
TOTAL COMMON STOCKS (Cost $175,961,581)			286,330,155

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 3.59% (c)	16,588,878		16,588,878
TOTAL MONEY MARKET FUNDS (Cost $16,588,878)			16,588,878

TOTAL INVESTMENTS - 100.0% (Cost $192,550,459)			$302,919,033
Other Assets in Excess of Liabilities - 0.0% (d)		0.00049	149,928
TOTAL NET ASSETS - 100.0%			$303,068,961

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARS FOCUSED OPPORTUNITIES STRATEGY ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

ARS Focused Opportunities Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$286,330,155	$—	$—	$286,330,155
Money Market Funds	16,588,878	—	—	16,588,878
Total Investments	$302,919,033	$—	$—	$302,919,033
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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